Group Information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties

Details of transactions and balances with related parties are as follows:

	Year ended December 31, 2023
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	328	—	—	328
Statement of financial position
Accounts receivables and accounts payables	369	—	—	369

	Year ended December 31, 2022
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Revenue	67	—	—	67
Interest	—	47	—	47
Impairment of financial assets	—	(1,945)	—	(1,945)
Statement of financial position
Loans granted to Joint Venture (see note 13)	—	1,411	—	1,411
Receivables from Joint Venture (see note 13)	—	534	—	534
Impairment of financial assets	—	(1,945)	—	(1,945)

	Year ended December 31, 2021
(In Thousand Euros)	Shareholders	Joint Venture	Key management	Total
Statement of profit or loss
Interest on shareholder and other loans	3	61	—	64

Summary Of Remuneration Expenses Recorded For The Members Of Board

The remuneration expenses recorded for the members of the Board of Directors in 2023, 2022 and 2021 are as follows:

	Year ended December 31,
(thousand Euros)	2023	2022	2021
Short-term benefits	436	774	770
Cost of non-executive directors	424	303	71
Share-based payment plan expenses	1,078	6,146	—
Total	1,938	7,223	841

Remuneration of Directors and Key Management [Member]
Disclosure of transactions between related parties [line items]
Summary Of Transactions And Balances With Related Parties

Details of the remuneration expenses recorded for the Company’s senior management (excluding the executive members of the Board of Directors) are as follows:

	Year ended December 31,
(thousand Euros)	2023	2022	2021
Short-term benefits	1,724	1,908	2,151
Termination benefits	14	206	—
Share-based payment plan expenses	2,863	13,842	1,756
Total	4,601	15,956	3,907